Segment information - Schedule of assets and liabilities by geographical area (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Total non-current assets	$ 1,690,289	$ 1,308,688	$ 1,104,776
Argentina [member]
Disclosure of geographical areas [line items]
Total non-current assets	1,638,973	1,260,851	1,086,308
Mexico [member]
Disclosure of geographical areas [line items]
Total non-current assets	$ 51,316	$ 47,837	$ 18,468